October 3, 2024
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:
Nationwide Life and Annuity Insurance Company
Registration Statement(s) filed on Form N-6
Nationwide VL Separate Account – G
Nationwide Advisory VUL	333-253123
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statement on Form N-6 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 677-4304 with any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Gary Lim
Gary Lim
Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies